Inventories	12 Months Ended
Sep. 30, 2024
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

6.     Inventories

The following table presents a breakdown of our inventories:

	September 30, 2024	September 30, 2023

Finished goods	$55,754	$62,730
Work-in-progress	417,890	116,435
Raw materials	59,519	363,223
Total	$533,163	$542,388

In Fiscal 2024, a total of $139,813 (2023 - $528,890) of inventories was included in profit or loss as an expense as part of cost of sales.

The Company identified inventory items that were obsolete, no longer in use, or otherwise non-viable for production purposes. These items were specifically considered impaired and subsequently written off to reflect their reduced value. $113,283 of inventory was written off during the year ended September 30, 2024 (2023 - $nil).